Summary of Significant Accounting Policies (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Abstract]
Federal deposit insurance	$ 250,000	$ 250,000
Allowance for doubtful accounts	$ 0	$ 0	$ 0
Reporting segment	1	1
Accumulated deficit	$ (68,313,141)	$ (67,553,102) [1]	$ (61,990,131)
Working capital deficit	$ 28,427,024	$ 27,718,162

[1]	Derived from audited information